Share capital (Tables)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Summary of Share Capital Activity

The share capital activity was as follows:

	Stated amount	Shares outstanding
Common Shares
Balance, March 31, 2012	$458,585	41,981,110
Participant Equity Loan Plan	996	—
Stock-based compensation	557	115,015
Shares repurchased for cancellation	(5,435)	(574,954)

Balance, March 31, 2013	$454,703	41,521,171
Participant Equity Loan Plan	603	—
Shares issued under stock plans	1,168	651,104

Balance, March 31, 2014	$456,474	42,172,275
April 2014 share conversion	238,407	79,464,195
Participant Equity Loan Plan	234	—
Shares issued under stock plans	1,036	554,443

Balance, March 31, 2015	$696,151	122,190,913
Common Shares – Treasury Shares
Balance, March 31, 2012	$(593)	(218,300)
Participant Equity Loan Plan	(316)	(217,500)
Stock-based compensation	69	25,298

Balance, March 31, 2013	$(840)	(410,502)

Balance, March 31, 2014	$(840)	(410,502)

Balance, March 31, 2015	$(840)	(410,502)
Class B Shares
Balance, March 31, 2012	$238,407	79,464,195

Balance, March 31, 2013	$238,407	79,464,195

Balance, March 31, 2014	$238,407	79,464,195
April 2014 share conversion	(238,407)	(79,464,195)

Balance, March 31, 2015	$—	—

Total share capital	$695,311	121,780,411